Borrowings	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Borrowings

39 Borrowings

				2017	2016
Capital funding				2,280	2,386
Operational funding				11,355	10,766
At December 31				13,635	13,153

Current				1,692	1,902
Non-current				11,943	11,251

Fair value of borrowings				14,035	13,545

Aegon’s borrowings are defined separately as capital funding and operational funding. Capital funding includes debt securities that are issued for general corporate purposes and for capitalizing its business units. Capital funding is part of the Company’s total capitalization that is used for financing its subsidiaries and the cash held at the holding company. Operational funding includes debt securities that are issued for financing of dedicated pools of assets. These assets are either legally segregated or tracked as separate portfolios.

Capital funding

On July 18, 2017 Aegon redeemed unsecured notes with a coupon of 3%, issued in 2012. The principal amount of EUR 500 million was repaid with accrued interest. On August 30, 2017 Aegon issued senior unsecured notes of EUR 500 million, due August 30, 2018. The notes were issued under Aegon’s USD 6 billion debt issuance program at a price of 100.157%, and will carry a coupon of 0.00%.

A detailed composition of capital funding is included in the following table:

(sorted at maturity)	Coupon rate	Coupon date	Issue / Maturity	2017	2016
EUR 500 million Unsecured Notes	3%	July 18	2012 / 17	-	500
EUR 500 million Unsecured Notes	0%	August 30	2017 / 18	500	-
EUR 75 million Medium-Term Notes 1)	4.625%	December 9	2004 / 19	82	84
USD 500 million Senior Notes 1), 2)	5.75%	Semi-annually	2005 / 20	455	526
EUR 500 million Senior Unsecured Notes	1.00%	December 8	2016 / 23	495	495
GBP 250 million Medium-Term Notes	6.125%	December 15	1999 / 31	279	291
GBP 400 million Senior Unsecured Notes	6.625%	Semi-annually	2009 / 39	445	462
Other				24	28
At December 31				2,280	2,386
[1]	Measured at fair value.
[2]	Issued by subsidiaries of, and guaranteed by, Aegon N.V.

These loans are considered senior debt in calculating financial leverage in note 46 Capital management and solvency.

Operational funding

During 2017, the operational funding increased EUR 0.6 billion due to new FHLB advances of EUR 1.3 billion and two covered bond issuances in the Netherlands of EUR 0.5 billion in June and November 2017. This was partly offset by the redemption of Seacure

12 in the Netherlands of EUR 1.0 billion and the redemption of operational funding of EUR 0.4 billion supporting a captive insurance company, which was dissolved following the divestment of a block of life reinsurance business in the Americas. Next to this there was a decrease of EUR 0.5 billion as result of foreign exchange impacts on the US dollar positions as a result of the strengthening of the euro.

During 2016, Aegon redeemed EUR 450 million of ECB LTRO, EUR 225 million of ECB MRO, EUR 737 million of regular borrowings and repurchased the mortgage loans from SAECURE 9 and SAECURE 10 for EUR 1,658 million. In addition, Aegon entered into a USD 3 billion new liquidity program from the Federal Home Loan Bank and issued a EUR 500 million covered bond.

	Coupon rate	Coupon date	Issue / Maturity	2017	2016
Revolving Loan Facility Warehouse Mortgage Loans 1)	Floating	Monthly	- / 2018-20	729	423
EUR 1,365 million “SAECURE 12” RMBS Note 1), 2)	Floating	Quarterly	2012 / 17	-	1,030
EUR 1,123 million “SAECURE 13” RMBS Note 1), 3)	Floating	Quarterly	2013 / 18	750	862
EUR 1,367 million “SAECURE 14” RMBS Note 1), 4)	Floating	Quarterly	2014 / 19	994	1,126
EUR 1,443 million “SAECURE 15” RMBS Note 1), 5)	Floating	Quarterly	2014 / 20	1,164	1,284
EUR 750 million Conditional Pass-Through Covered Bond 1), 6)	0.267%	Annual	2015 / 20	747	747
EUR 500 million Conditional Pass-Through Covered Bond 1), 7)	0.250%	Annual	2016 / 23	496	495
EUR 500 million Conditional Pass-Through Covered Bond 1), 8)	0.750%	Annual	2017 / 27	486	-
EUR 500 million Conditional Pass-Through Covered Bond 1), 9)	0.375%	Annual	2017 / 24	497	-
USD 1.54 billion Variable Funding Surplus Note 10), 11)	Floating	Quarterly	2006 / 36	1,322	1,505
USD 550 million Floating Rate Guaranteed Note 10), 12)	Floating	Quarterly	2007 / 37	-	450
FHLB Secured borrowings 1)	Floating	Quarterly	2016 / 46	4,160	2,839
Other				10	3
At December 31				11,355	10,766

[1] Issued by a subsidiary of Aegon N.V.

[2] The Notes were called for redemption on the first optional redemption date (30 October 2017).

[3] The first optional redemption date is 28 February 2018; the legal maturity date is 30 November 2093. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

[4] The first optional redemption date is 30 January 2019; the legal maturity date is 30 January 2092. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

[5] The first optional redemption date is 30 January 2020; the legal maturity date is 30 January 2092. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

[6] The maturity date is 1 December 2020; the extended due for payment date is 1 December 2052.

[7] The maturity date is 25 May 2023; the extended due for payment date is 25 May 2055.

[8] The maturity date is 27 June 2027; the extended due for payment date is 27 June 2059.

[9] The maturity date is 21 November 2024; the extended due for payment date is 21 November 2056.

[10]  Outstanding amounts can vary up to the maximum stated nominal amount.

[11] This debenture is issued by a wholly owned captive that is consolidated in the Aegon N.V. consolidated financial statements. A guarantee has been provided by Aegon N.V. - refer to note 48 Commitments and contingencies.

[12] This debenture was issued by a wholly owned captive that was consolidated in the Aegon N.V. consolidated financial statements. It was repaid on 28 December 2017.

Other

Included in borrowings is EUR 536 million relating to borrowings measured at fair value (2016: EUR 610 million). For the year 2017, Aegon’s credit spread had a negative impact of EUR 15 million on income before tax (2016: negative impact of EUR 1 million) and a negative impact of EUR 10 million on shareholders’ equity (2016: negative impact of EUR 1 million). The cumulative negative impact of Aegon’s credit spread for borrowings in portfolio at year-end, based on observable market data, on income before tax amounted to EUR 27 million (2016: EUR 12 million).

The difference between the contractually required payment at maturity date and the carrying amount of the borrowings amounted to EUR 9 million (2016: EUR 39 million).

Undrawn committed borrowing facilities:				2017	2016
Floating-rate
- Expiring within one year				197	463
- Expiring beyond one year				3,170	3,422
At December 31				3,367	3,885

There were no defaults or breaches of conditions during the period.